Securities - Summary of Securities (Detail) - CAD ($) $ in Millions		Apr. 30, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Securities measured and designated at FVOCI		$ 83,031	$ 76,693
Securities measured at amortized cost	[1]	71,027	71,610
Securities mandatorily measured and designated at FVTPL		115,783	106,042
Total financial securities		$ 269,841	$ 254,345

[1]	There were no sales of securities measured at amortized cost during the quarter (October 31, 2024: a realized gain of nil).